Document and Entity Information	12 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Atmos Energy Corporation
Entity Central Index Key	0000731802
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false